Document and Entity Information	12 Months Ended
Mar. 28, 2026
Document and Entity Information [Abstract]
Document Type	DEF 14A
Entity Registrant Name	BOOT BARN HOLDINGS, INC.
Entity Central Index Key	0001610250
Amendment Flag	false